CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales revenues	[1]	$ 53,683	$ 76,589	$ 84,638
Cost of sales		(29,195)	(45,732)	(52,184)
Gross profit		24,488	30,857	32,454
Selling expenses		(4,884)	(4,476)	(3,827)
General and administrative expenses		(1,090)	(2,124)	(2,239)
Exploration costs		(803)	(799)	(524)
Research and development expenses		(355)	(576)	(641)
Other taxes		(952)	(619)	(670)
Impairment of assets		(7,339)	(2,848)	(2,005)
Other income and expenses		998	1,199	(5,760)
Income (expenses)		(14,425)	(10,243)	(15,666)
Income (loss) before finance income (expense), results of equity-accounted investments and income taxes		10,063	20,614	16,788
Finance income		551	1,330	2,381
Finance expenses		(6,004)	(7,086)	(5,675)
Foreign exchange gains (losses) and inflation indexation charges		(4,177)	(3,008)	(3,190)
Net finance income (expense)		(9,630)	(8,764)	(6,484)
Results of equity-accounted investments		(659)	153	523
Net income (loss) before income taxes		(226)	12,003	10,827
Income taxes		1,174	(4,200)	(4,256)
Net income (loss) from continuing operations for the period		948	7,803	6,571
Net income from discontinued operations for the year			2,560	843
Net income for the year		948	10,363	7,414
Net income attributable to shareholders of Petrobras		1,141	10,151	7,173
Net income from continuing operations		1,141	7,660	6,572
Net income from discontinued operations			2,491	601
Non-controlling interests		(193)	212	241
Net income (loss) from continuing operations		$ (193)	143	(1)
Net income from discontinued operations			$ 69	$ 242
Basic and diluted earnings per common and preferred share - in U.S. dollars		$ 0.09	$ 0.78	$ 0.55

[1]	Sales revenues by business segment are set out in note 9.